Explanatory Note: Incorporated herein by reference is the definitive prospectus of SunAmerica Income Explorer Fund, a series of SunAmerica Specialty Series, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 11, 2016 (SEC Accession No. 0001104659-16-104539).